CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Bausch Health Companies Inc. Shareholders' Equity	Bausch Health Companies Inc. Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Loss	Noncontrolling Interest
Beginning Balance (in shares) at Dec. 31, 2017					348,700,000
Beginning Balance at Dec. 31, 2017	$ 5,944	$ 1,209	$ 5,849	$ 1,209	$ 10,090	$ 380	$ (2,725)	$ 1,209	$ (1,896)	$ 95
Increase (Decrease) in Shareholders' Equity
Common shares issued under share-based compensation plans (in shares)					1,200,000
Common shares issued under share-based compensation plans	2		2		$ 31	(29)
Share-based compensation	87		87			87
Share-based awards tax withholding	(10)		(10)			(10)
Acquisition of noncontrolling interest	(18)		(15)			(15)				(3)
Noncontrolling interest distributions	(11)									(11)
Net (loss) income	(4,144)		(4,148)				(4,148)			4
Other comprehensive (loss) income	(244)		(241)						(241)	(3)
Ending Balance (in shares) at Dec. 31, 2018					349,900,000
Ending Balance at Dec. 31, 2018	$ 2,815		2,733		$ 10,121	413	(5,664)		(2,137)	82
Increase (Decrease) in Shareholders' Equity
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Common shares issued under share-based compensation plans (in shares)					2,700,000
Common shares issued under share-based compensation plans	$ 5		5		$ 51	(46)
Share-based compensation	102		102			102
Share-based awards tax withholding	(40)		(40)			(40)
Noncontrolling interest distributions	(13)									(13)
Net (loss) income	(1,783)		(1,788)				(1,788)			5
Other comprehensive (loss) income	$ 50		51						51	(1)
Ending Balance (in shares) at Dec. 31, 2019	352,562,636				352,600,000
Ending Balance at Dec. 31, 2019	$ 1,136	$ (1)	1,063	$ (1)	$ 10,172	429	(7,452)	$ (1)	(2,086)	73
Increase (Decrease) in Shareholders' Equity
Common shares issued under share-based compensation plans (in shares)					2,800,000
Common shares issued under share-based compensation plans	5		5		$ 55	(50)
Share-based compensation	105		105			105
Share-based awards tax withholding	(30)		(30)			(30)
Noncontrolling interest distributions	(6)									(6)
Net (loss) income	(559)		(560)				(560)			1
Other comprehensive (loss) income	$ (45)		(47)						(47)	2
Ending Balance (in shares) at Dec. 31, 2020	355,422,347				355,400,000
Ending Balance at Dec. 31, 2020	$ 605		$ 535		$ 10,227	$ 454	$ (8,013)		$ (2,133)	$ 70